Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Schedule of Assumptions

	December 31,
	2020	2019
Strike price	$15.25	$11.00
Volatility rate	80.0%	80.0%
Risk-free rate	0.19%-0.28%	2.40%
Expected term	3.00-5.00	5.00
Dividend yield	—	—

Summary of activity in warrants

		Weighted
		Average	Weighted
		Remaining	Average	Aggregate
	Total Warrants	Term	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2020 (as previously reported)	620,055	11.08	$14.61	$22,127,594
Retroactive application of reverse recapitalization (Note 4)	2,455,415	—	(13.53)	—
Outstanding as of December 31, 2020, effect of Merger (Note 4)	3,075,470	4.34	1.09	150,955,963
Issued	3,329,812	3.00	3.19	111,082,528
Exercised	(1,496,216)		(3.19)	(49,913,766)
Outstanding as of March 31, 2021	4,909,066	3.74	$1.78	$244,574,345
Issued	3,586,250	5.00	11.50	45,724,688
Outstanding as of June 30, 2021	8,495,316	4.09	$24.78	$42,385,824

		Weighted
		Average	Weighted
		Remaining	Average	Average
	Total Warrants	Term	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2018	48,627	2.88	$7.90	$—
Issued	8,846	5.00	11.00	—
Outstanding as of December 31, 2019	57,473	2.22	$8.38	$—
Issued	562,581	4.99	15.25	20,112,271
Outstanding as of December 31, 2020	620,054	11.08	$14.61	$22,127,594

Legacy NeuroRx Warrants
Class of Stock [Line Items]
Schedule of Assumptions

	June 30,	December 31,
	2021	2020
Strike price	$24.25	$3.19
Volatility rate	80.0%	80.0%
Risk-free rate	0.03%-0.32%	0.19%-0.28%
Expected term	0.57-4.42	3.00-5.00
Dividend yield	—	—

Substitute Warrants
Class of Stock [Line Items]
Schedule of Assumptions

	Original Warrants	Substitute Warrants
Strike price	$7.58-$15.84	$1.53-$3.19
Volatility rate	80.0%	80.0%
Risk-free rate	0.03%-0.32%	0.03%-0.32%
Expected term	0.57-4.42	0.57-4.42
Dividend yield	—	—